SEGMENT INFORMATION 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	$ 26,707	[1]	$ 25,136	[1]	$ 22,765	[1]
Assets. percentage geographical	100.00%		100.00%		100.00%
Revenues, geographical	9,647		10,036		9,003
Revenues, percentage geographical	100.00%		100.00%		100.00%
Entity-Wide Disclosure On Geographic Areas, United States [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	22,698	[1]	21,405	[1]	19,841	[1]
Assets. percentage geographical	85.00%		85.00%		87.00%
Revenues, geographical	7,711		8,521		8,504
Revenues, percentage geographical	80.00%		85.00%		94.00%
Entity-Wide Disclosure On Geographic Areas Mexico [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	2,219	[1]	2,189	[1]	2,219	[1]
Assets. percentage geographical	8.00%		9.00%		10.00%
Revenues, geographical	495		435		498
Revenues, percentage geographical	5.00%		4.00%		6.00%
Entity-Wide Disclosure On Geographic Areas, South America [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	1,790	[1]	1,542	[1]	705	[1]
Assets. percentage geographical	7.00%		6.00%		3.00%
Revenues, geographical	$ 1,441		$ 1,080		$ 1
Revenues, percentage geographical	15.00%		11.00%

[1]	Includes net property, plant and equipment and investments.